Acquisitions and Divestitures - Summary of the Aggregate Purchase Price Consideration Paid (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Uber Mom [Member]
Business Acquisition [Line Items]
Cash paid		$ 52,352
Fair value of issued common shares		98,613
Purchase consideration		$ 150,965
TBD Safety, LLC [Member]
Business Acquisition [Line Items]
Fair value of issued common shares	$ 4,203,632
Fair value of issued preferred shares	764,618
Fair value of contingent consideration	200,000
Purchase consideration	$ 5,168,250